SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Summary of Composition of Share Capital
	December 31,
	2022		2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary Shares of no-par value (1)	500,000,000	136,185,264	500,000,000	134,098,120